SCHEDULE OF FINANCE EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Finance Expense
Interest expense - Debentures	$ 984		$ 1,632
Interest expense - other	16	246	46	487
Rehabilitation provision - accretion	18	16	36	30
Post-retirement benefits - accretion	7	2	15	1
Unrealized (gain) loss on currency hedges		(818)	21	1,019
Finance expense (income)	$ 1,025	$ (554)	$ 1,750	$ 1,537